Employee Costs - Additional Information (Detail) - Employees	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Number of persons			7
Board of Directors [member] | Maximum [Member]
Disclosure of employee compensation costs [line items]
Number of persons	7	7
Board of Directors [member] | Minimum [Member]
Disclosure of employee compensation costs [line items]
Number of persons	6	6
Executive Board [member]
Disclosure of employee compensation costs [line items]
Number of persons	4		2
Executive Board [member] | Maximum [Member]
Disclosure of employee compensation costs [line items]
Number of persons		4
Executive Board [member] | Minimum [Member]
Disclosure of employee compensation costs [line items]
Number of persons		2